Commitments - Estimated Future Payments Under Contracts (Detail) - Nitrogen supply contract $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Commitments and contingencies [line items]
2024	$ 264,837
2025	268,541
2026	270,963
2027	132,585
Total	$ 936,926